Note 6 - Leases - Supplemental Cash Flow Information Related to Leases (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating cash outflows from operating leases	$ 716,247	$ 488,382